Gains/(losses) on financial assets and liabilities (net) (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 4,883	$ 5,984	$ 2,854
Fair value hedges
Financial instruments
Fair value hedge - hedged items	(9,278)	6,427	731
Fair value hedge - hedging derivative instruments	8,746	(6,884)	(667)
Cash flow hedges
Financial instruments
Cash flow hedge inefficiency			(2)
Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	4,640	5,662	2,709
Financial instruments at fair value through other comprehensive income, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	781	779	85
Hedging derivatives, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	(538)	(457)	60
Fair value hedge - hedged items	(9,278)	6,427	731
Fair value hedge - hedging derivative instruments	8,746	(6,884)	(667)
Cash flow hedge inefficiency	(6)		(4)
Debt instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	119	1,221	260
Equity investments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	398	(161)	71
Trading derivatives | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	4,096	4,458	2,459
Other financial instruments | Financial instruments at fair value through profit or loss, type of instrument
Financial instruments
Gains/(losses) on financial assets and liabilities (net), Total	$ 27	$ 144	$ (81)